Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2021	2020

Vendor prepayments	$37,538	$27,380
VAT recoverable and other current assets	38,551	61,207
Prepaid insurance	187,446	-
Prepaid expenses	28,419	14,413

Total prepaid expenses and other current assets	$291,954	$103,000